SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income tax computed at the statutory rate	$ 404,000	$ (15,960)
Income tax benefit computed at the statutory rate	21.00%	21.00%
Non-deductible expenses	$ (79,000)
Non-deductible expenses, rate	(4.10%)
State income taxes	$ 2,107	$ (2,991)
State income tax benefit, rate	(0.10%)	(3.90%)
Change in valuation allowance	$ (325,000)
Change in valuation allowance, rate	(16.90%)
Provision for income taxes	$ 2,107	$ (2,991)
Provision for income taxes, rate	0.10%	(3.98%)
Income tax benefit computed at the statutory rate	(21.00%)	(21.00%)
Non-taxable income		$ 15,960
Non-taxable income, rate		21.00%